Loans and financing - Schedule of Derivative Transactions with Banks Counterparties to Swap the Senior Notes (Detail) R$ in Millions, $ in Millions	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Oct. 31, 2017 USD ($)
Senior unsecured notes due 2024 [member]
Disclosure of detailed information about hedging instruments [line items]
Credit derivative amount			$ 400
Interest rate			5.875%
Senior unsecured notes due 2024 [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Credit derivative amount		$ 400
Interest rate	5.875%	5.875%
Swap [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Credit derivative amount | R$	R$ 1,314,600
Floating interest rate	99.30%	99.30%